Small Cap Value Fund Annual Fund Operating Expenses - Small Cap Value Fund - None	May 31, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.85%